The Bear Stearns Funds are revising the instructions to be followed when purchasing shares of a Portfolio. Please keep a copy of this supplement with your Prospectus.

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                             The Bear Stearns Funds

                  Income Portfolio, Class A, B, C and Y Shares
          High Yield Total Return Portfolio, Class A, B, C and Y Shares
              Emerging Markets Debt Portfolio, Class A, B, C and Y
             Shares S&P STARS Portfolio, Class A, B, C and Y Shares
              The Insiders Select Fund, Class A, B, C and Y Shares
              Large Cap Value Portfolio, Class A, B, C and Y Shares
              Small Cap Value Portfolio, Class A, B, C and Y Shares
                Focus List Portfolio, Class A, B, C and Y Shares
                 Balanced Portfolio, Class A, B, C and Y Shares
           International Equity Portfolio, Class A, B, C and Y Shares

                         Supplement dated March 13, 2000
                     To the Prospectuses Dated July 29, 1999

1. In the section entitled "Investing in the Portfolios -- Purchase Procedures" for the Class A, B and C share Prospectus of each Portfolio, replace the information regarding method of purchase with the following:

Purchase through the Distributor or Authorized Dealers

Method of Purchase                  Instructions
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In Person/By Mail         o    Contact your account representative.

                          o Specify the name of the Portfolio, class of shares and the number or dollar amount of shares that you wish to buy.

                          o For a new account, your account representative will help you to complete the application.

                          o    Mail your application or additional purchase to:

                                    PFPC Inc.
                                    Attention: The Bear Stearns Funds
                                    P.O. Box 8960
                                    Wilmington, DE 19899-8960

                          o    Send overnight mail to:

                                    PFPC Inc.
                                    Attention: The Bear Stearns Funds
                                    400 Bellevue Parkway
                                    Wilmington, DE 19899

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

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By Telephone/Wire         o    Contact your account representative.

                          o Specify the name of the Portfolio, class of shares and the number or dollar amount of shares that you wish to buy.

                          o On the day of purchase, call the Transfer Agent at 1-800-447-1139 prior to the close of trading on the NYSE (usually 4:00 p.m. Eastern Time) to give notice of the purchase and before wiring any funds.

                          o    Wire funds to:

                                 PNC Bank, N.A.
                                 ABA#: 031000053
                                 Credit Account # 85-5102-0143
                                 From: Name of Investor
                                 For the purchase of: Name of Portfolio
                                 Amount: Amount to be invested

                          o After calling the Transfer Agent, contact your financial institution to wire funds to PFPC. Please refer to the wire instructions indicated above. Funds must be wired the same day that your trade is placed.

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Additional Purchases Through the Transfer Agent:

Method of Purchase                     Instructions
--------------------------------------------------------------------------------
By Mail                   o    Mail your application or additional purchase to:

                                    PFPC Inc.
                                    Attention: The Bear Stearns Funds
                                    P.O. Box 8960
                                    Wilmington, DE 19899-8960

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By Telephone/Wire         o    On the day of purchase,  call the Transfer  Agent
                               at 1-800-447-1139 prior to the close of trading on the NYSE (usually 4:00 p.m. Eastern Time) to give notice of the purchase and before wiring any funds.
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                          o    When you call the Transfer Agent:
                               1.     Obtain wire instructions for Bear Stearns.
                               2. Place your trade by specifying the name of the Portfolio, class of shares and the number or dollar amount of shares that you wish to buy.

                          o After calling the Transfer Agent, contact your financial institution to wire funds to PFPC. Please refer to the wire instructions indicated above. Funds must be wired the same day that your trade is placed.
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2.       At the end of the section entitled  "Investing in the Portfolios -- How to Buy Shares" for the Class Y share Prospectus of each Portfolio, add the following:

                  On the day of the purchase, call the Transfer Agent at 1-800-447-1139 prior to the close of trading on the NYSE
                  (usually 4:00 p.m. Eastern Time), to give notice of the purchase and before wiring any funds.

                  After contacting the Transfer Agent, contact your financial institution to wire funds to PFPC. Please refer to the wire instructions indicated above. Funds must be wired the same day that your trade is placed.

The Bear Stearns Funds are revising the instructions to be followed when purchasing shares of the Prime Money Market Portfolio. Please keep a copy of this supplement with your Prospectus.

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                             The Bear Stearns Funds

                  Prime Money Market Portfolio, Class Y Shares

                         Supplement dated March 13, 2000
                      To the Prospectus Dated July 29, 1999

         At the end of the section entitled "Investing in the Portfolio -- How to Buy Shares," add the following:

                  To ensure transactions are completed as requested, investors are encouraged to give the Transfer Agent a firm indication of the approximate size of the intended investment before 2:30 p.m. Eastern Time. On the day of the purchase, call the Transfer Agent at 1-800-447-1139 prior to 3:00 p.m. Eastern Time, to give notice of the purchase and before wiring any funds.

                  After contacting the Transfer Agent, contact your financial institution to wire funds to PFPC. Please refer to the wire instructions indicated above. Funds must be wired the same day that your trade is placed.